Annual Total Returns [BarChart] - LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2015	(3.91%)
2016	17.83%
2017	13.79%
2018	(10.53%)
2019	27.80%
2020	5.16%